CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and due from banks	$ 20,391	$ 23,443
Interest-bearing due from banks	25,167	31,953
Federal funds sold	9,850	15,000
Total cash and cash equivalents	55,408	70,396
Securities
Securities Available-for-sale (amortized cost $346,892 and $339,971 as of December 31, 2013 and December 31, 2012, respectively)	329,714	345,718
Securities Held-to-maturity (fair market value $28,595 and $33,420 as of December 31, 2013 and December 31, 2012, respectively)	27,839	31,755
Total securities	357,553	377,473
Loans, net of deferred fees	606,766	567,159
Allowance for loan and lease losses	(8,595)	(8,809)
Net loans	598,171	558,350
Bank premises and equipment, net	24,868	26,417
Other real estate owned	1,438	5,678
Bank owned life insurance	25,867	25,112
Goodwill	9,018	9,018
Deferred tax asset	10,905	3,884
Other assets	10,605	14,035
TOTAL ASSETS	1,093,833	1,090,363
Deposits
Noninterest-bearing	179,823	169,136
Interest-bearing	777,514	763,713
Total deposits	957,337	932,849
Securities sold under agreements to repurchase	18,095	17,068
Accounts payable and accrued liabilities	15,728	15,755
Federal Home Loan Bank (FHLB) advances	0	10,100
TOTAL LIABILITIES	991,160	975,772
SHAREHOLDERS' EQUITY
Common stock - $10 par value per share, 8,000,000 shares authorized; 5,021,012 and 5,180,000 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively	50,210	51,800
Retained earnings	61,369	57,366
Accumulated other comprehensive income (loss)	(9,001)	5,330
TOTAL SHAREHOLDERS' EQUITY BEFORE NONCONTROLLING INTEREST - PREFERRED STOCK OF SUBSIDIARY	102,578	114,496
Noncontrolling interest - preferred stock of subsidiary	95	95
TOTAL SHAREHOLDERS' EQUITY	102,673	114,591
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,093,833	$ 1,090,363